Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
Pfizer Savings Plan
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
Amounts allocated to withdrawing participants are recorded as benefits paid on Form 5500 for benefit claims processed and approved for payment prior to December 31st but not yet paid as of that date. Deemed distributions, representing withdrawing participants with outstanding loan balances for which no post-default payment activity has occurred, are not reported on Form 5500 in net assets available for plan benefits. Additionally, investments in the T. Rowe Price Stable Value
Fund representing fully benefit-responsive investment contracts are reported on Form 5500 at fair value, whereas the net assets available for plan benefits in the financial statements report such investments at contract value.

The following is a reconciliation of net assets available for plan benefits per the financial statements to the Form 5500:
	December 31,
(THOUSANDS OF DOLLARS)	2025	2024
Net assets available for plan benefits per the financial statements	$24,197,074	$22,067,627
Adjustment of T. Rowe Price Stable Value Fund from contract value to fair value	(42,289)	(85,505)
Amounts allocated to withdrawing participants	(2,970)	(5,360)
Deemed distributions	(3,465)	(3,682)
Net assets available for plan benefits per Form 5500	$24,148,350	$21,973,080

The following is a reconciliation of benefits paid, including rollovers, to participants per the financial statements to the Form 5500:
(THOUSANDS OF DOLLARS)	Year Ended December 31, 2025
Benefits paid to participants, including rollovers, per the financial statements	$2,551,092
Amounts allocated to withdrawing participants and deemed distributions at end of year	6,435
Amounts allocated to withdrawing participants and deemed distributions at beginning of year	(9,042)
Benefits paid to participants, including rollovers, per Form 5500	$2,548,485

The following is a reconciliation of net appreciation in investments per the financial statements to the Form 5500:
(THOUSANDS OF DOLLARS)	Year Ended December 31, 2025
Net appreciation in investments per the financial statements	$3,274,729
Adjustment of T. Rowe Price Stable Value Fund from contract value to fair value at end of year	(42,289)
Adjustment of T. Rowe Price Stable Value Fund from contract value to fair value at beginning of year	85,505
Net appreciation in investments per Form 5500	$3,317,945